Notes Payable (Details) - Schedule of long-term Notes Payable (Parentheticals) - USD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022
Notes Payable [Member]
Debt Instrument [Line Items]
Interest rate	4.00%	4.00%
lowered interest rate	3.00%	3.00%
Maturity date	July 7, 2026	July 7, 2026
Principal and interest		$ 4,405
Notes Payable One [Member]
Debt Instrument [Line Items]
Maturity date		January 13, 2022
Principal and interest		$ 45,294
Investor bearing interest		10.00%
Notes Payable Two [Member]
Debt Instrument [Line Items]
Maturity date	February 28, 2023	February 28, 2023
Notes payable to investor		$ 360,000
Bearing interest rate	12.00%	12.00%
Monthly installments	$ 30,000	$ 30,000
Increase principals	30,000	$ 30,000
Issued at a discount	$ 60,000
Notes Payable Three [Member]
Debt Instrument [Line Items]
Maturity date	March 18, 2023	March 18, 2023
Bearing interest rate	12.00%	12.00%
Monthly installments	$ 22,558	$ 22,558
Expiring term		May 2022
Issued at a discount	$ 24,450
Notes Payable Four [Member]
Debt Instrument [Line Items]
Maturity date	May 26, 2023	May 26, 2023
Principal and interest	$ 120,185	$ 120,185
Bearing interest rate	12.00%	12.00%
Increase principals	$ 146,667
Expiring term		May 2022
Common stock (in Shares)		750,000
Increase to the principal balance		$ 146,667
Notes Payable Five [Member]
Debt Instrument [Line Items]
Bearing interest rate	12.00%	12.00%
Common stock (in Shares)	600,000
Note payable of due	$ 600,000	$ 600,000
Issued at a discount	$ 60,000	$ 60,000
Warrant for purchase (in Shares) | shares (in Shares)		600,000
Exercise price (in Dollars per share) | $ / shares (in Dollars per share)	$ 0.5	$ 0.5
Notes Payable Six [Member]
Debt Instrument [Line Items]
Bearing interest rate	11.00%	11.00%
Issued at a discount	$ 49,500	$ 49,500
Payments of due	$ 62,438	62,438
Notes Payable Nine [Member]
Debt Instrument [Line Items]
Maturity date	November, 2052
Principal and interest	$ 731	$ 731
Bearing interest rate	3.75%	3.75%
Expiring	May, 2050	May, 2050
Note Payable Ten [Member]
Debt Instrument [Line Items]
Offices and warehouses with monthly installments		$ 22,810
Expiring through		December 2024
Note Payable Ten [Member] | Minimum [Member]
Debt Instrument [Line Items]
Offices and warehouses with monthly installments		$ 245
Note Payable Ten [Member] | Maximum [Member]
Debt Instrument [Line Items]
Offices and warehouses with monthly installments		9,664
Note Payable Eleven [Member]
Debt Instrument [Line Items]
Monthly installments		$ 679
Expiring term		December 2025
Interest percentage		8.99%
Debt term		6 years
Notes Payable Twelve [Member]
Debt Instrument [Line Items]
Monthly installments	$ 948	$ 948
Expiring term		December 2025
Interest percentage	5.90%	8.99%
Debt term	6 years	6 years
Notes Payable Thirteen [Member]
Debt Instrument [Line Items]
Monthly installments	$ 844	$ 844
Expiring term		August 2025
Interest percentage	6.00%	6.00%
Debt term	4 years	4 years